September 27, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   Form N-CSR
      John Hancock Patriot Global Dividend Fund (the "Registrant") File No. 811-06685

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-CSR filing for the period ending July 31, 2004.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1513.

Sincerely,

/s/ Alfred P. Ouellette
Alfred P. Ouellette
Senior Attorney and Assistant Secretary

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06685

John Hancock Patriot Global Dividend Fund
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      July 31

Date of reporting period:     July 31, 2004

ITEM 1.  REPORT TO SHAREHOLDERS.

JOHN HANCOCK
Patriot Global
Dividend Fund

7.31.2004

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

Fund's investments
page 6

Financial statements
page 11

Trustees & officers
page 24

For more information
page 29


Dear Fellow Shareholders,

I am pleased to be writing to you as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC.

As you may know, John Hancock Financial Services, Inc. -- the parent company of John Hancock Funds -- was acquired by Manulife Financial Corporation on April 28, 2004. Although this change has no impact on the mutual funds you have invested in, it did bring with it some changes in the executive-level management of John Hancock Funds. Specifically, Maureen Ford Goldfarb has decided to step down as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC in order to pursue personal interests, and I was named her replacement. Since her appointment in January 2000, Maureen has provided John Hancock Funds with strong leadership and steady guidance through several years of extremely turbulent market and industry conditions.

Additionally, on May 12, 2004, your fund's Board of Trustees appointed me to the roles of Trustee, President and Chief Executive Officer of your fund. On June 15, 2004, the board also appointed Charles L. Ladner as independent Chairman of the Board of Trustees, a position previously held by Ms. Goldfarb. This appointment came in advance of new SEC regulations requiring all mutual funds to have independent chairmen.

As to our backgrounds, I have been in the investment business for over 25 years, most recently as President of Retirement Services at John Hancock Financial Services. My responsibilities included developing and directing the sale of John Hancock's variable and fixed annuity products through a diverse distribution network of banks and broker-dealers -- including wirehouses, regional brokerage houses and financial planners.

Mr. Ladner has served as an independent member of John Hancock Funds' Board of Trustees since 1992 and formerly held the position of Senior Vice President and Chief Financial Officer of UGI Corporation, a public utility holding company in Valley Forge, PA, until his retirement in 1998. He brings a wealth of knowledge, experience and leadership and we are delighted to have him serve as Chairman.

Although there has been change in executive-level management, the one thing that never wavers is John Hancock Funds' commitment to placing the needs of our shareholders above all else. We are all dedicated to the task of working with you and your financial advisor to help you reach your long-term financial goals.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of July 31, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks to
provide high current
income, consistent
with modest growth
in capital, by nor-
mally investing at
least 80% of its
assets in dividend-
paying securities.

Over the last twelve months

* Preferred stocks were volatile in response to shifting views about the direction of the economy, inflation and interest rates.

* The Fund's performance was helped by its holdings in utility common stocks, although one holding in that group proved particularly disappointing.

* High-quality, tax-advantaged securities were good performers.

[Bar chart with heading "John Hancock Patriot Global Dividend Fund." Under the heading is a note that reads "Fund performance for the year ended July 31, 2004." The chart is scaled in increments of 5% with 0% at the bottom and 15% at the top. The bar represents the 11.36% total return for John Hancock Patriot Global Dividend Fund. A note below the chart reads "The total return for the Fund is at net asset value with all distributions reinvested."]

Top 10 issuers

 4.9%   Lehman Brothers Holdings, Inc.
 4.4%   Bear Stearns Cos., Inc.
 4.0%   Shaw Communications, Inc.
 3.7%   El Paso Tennessee Pipeline Co.
 3.5%   South Carolina Electric & Gas Co.
 3.3%   HSBC USA, Inc.
 3.1%   Sierra Pacific Power Co.
 3.1%   Devon Energy Corp.
 3.0%   Alabama Power Co.
 3.0%   CH Energy Group, Inc.

As a percentage of net assets plus the value of preferred shares on July
31, 2004.

BY GREGORY K. PHELPS AND MARK T. MALONEY FOR THE PORTFOLIO MANAGEMENT TEAM

MANAGERS'
REPORT

JOHN HANCOCK
Patriot Global
Dividend Fund

Preferred stocks -- which are the primary emphasis of John Hancock Patriot Global Dividend Fund -- were on a proverbial roller-coaster ride during the 12 months ended July 31, 2004, fluctuating in response to changing expectations about the economy, inflation and interest rates. Preferred stocks began the period on somewhat of a weak footing when the U.S. Treasury market suffered a steep decline due to growing concerns that the Federal Reserve Board would be forced to hike interest rates sooner rather than later in order to cool faster-than-expected economic growth. Because preferreds make fixed payments in the form of dividends, their prices, like bonds', tend to move in the opposite direction of interest rates. Preferreds and bonds regained their footing later in the summer of 2003 when the economy and inflation concerns briefly cooled and the Fed reassured investors that it wasn't in any hurry to raise rates. Strong economic data caused preferreds to lapse into negative territory again in the fall, but weaker-than-expected employment data and comments from the Fed indicating that interest rate hikes were still distant triggered a winter rally. In the spring, the preferred market sold off once more when a string of stronger-than-expected economic reports and Fed Chairman Alan Greenspan's Congressional testimony convinced investors that the Fed would raise interest rates sooner than expected. But from the end of June 2004 through the end of the period on July 31, 2004, preferreds stabilized and later rallied, as investors anticipated the quarter-point rate hike that came on June 30, followed by reassuring comments from the Fed suggesting it would take a "measured" approach to subsequent rate hikes.

"Preferred stocks ... were on a
 proverbial roller-coaster ride
 during the 12 months ended
 July 31, 2004..."

Utility common stocks enjoyed much more favorable conditions and produced far better returns than preferreds for the year, defying historical trends by doing well when interest rates were on the rise. Some of their success owed to the 2003 reduction in taxes individuals pay on most stock dividends. Utilities traditionally have offered consistently high dividends over the years, and those with dividends subject to tax relief benefited the most during the period. Another factor aiding the group was its overall improved financial condition, the result of utilities' efforts to reduce debt, improve their balance sheets and shed money-losing unregulated subsidiaries.

[Photos of Greg Phelps and Mark Maloney flush right next to first paragraph.]

Performance

For the 12 months ended July 31, 2004, John Hancock Patriot Global Dividend Fund returned 11.36% at net asset value. By comparison, the average income and preferred stock closed-end fund returned 11.66%, according to Lipper, Inc. In the same 12-month period, the Dow Jones Utility Average -- which tracks the performance of 15 electric and natural gas utilities -- returned 23.87%, and the broader stock market, as measured by the Standard & Poor's 500 Index, returned 13.16%.

"Among the Fund's best performers
 for the year were some utility
 common stocks..."

Among the Fund's best performers for the year were some utility common stocks, including our holdings in Dominion Resources. The company, a fully integrated gas and electric holding company, benefited from strong results from its regulated electric operation and from improving trends in its gas operations due to rising energy prices. Our holdings in Ameren Corp., a utility with electric and natural gas serving Missouri and Southern Illinois, also benefited performance. Investors liked the company's acquisition of Illinois Power, which will add to the company's stable regulated operations, further supporting an attractive dividend payout. A disappointment among our utility common holdings was Kansas City-based Aquila, an electric and gas energy provider that has been trying to regain financial stability after retreating from the wholesale energy-trading markets that caused so many utilities pain in 2002. Despite the company's challenges in fighting its way back, we continued to hold on to our stake in Aquila because we believe management is taking positive steps toward reducing debt, strengthening its balance sheet and putting energy-trading-related problems behind it.

Tax-advantaged preferreds outperform

In an otherwise lackluster year for preferred stocks, those that offered a combination of high quality and tax advantages under the recent reduction in the federal tax on dividends generally outperformed their fully taxable counterparts. A good example was our stake in Citigroup, a global financial services company providing consumers, corporations, governments and institutions with a broad range of financial products and services, including consumer banking and credit, corporate and investment banking, insurance, securities brokerage and asset management. SLM, more commonly known as Sallie Mae, whose primary business is to originate, acquire and hold student loans, was another high-quality tax-advantaged holding that did well.

[Table at top left-hand side of page entitled "Top five industry groups1." The first listing is Electric utilities 46%, the second is Investment banking and brokerage 16%, the third is Oil & gas exploration and production 10%, the fourth is Gas utilities 7% and the fifth is Broadcasting and cable TV 4%.]

Outlook

The Fed has indicated that it is leaning toward future rate increases. In anticipation of rates moving higher, the bond and preferred stock markets seem to have already factored into Treasury and preferred-stock prices some amount of interest rate hikes. Beyond what the market currently anticipates, only time will tell what the direction of interest rates and the performance of

[Pie chart in middle of page with heading "Portfolio diversification1"
The chart is divided into three sections (from top to left): Preferred stocks 69%, Common stocks 28% and Short-term investments 3%. ] preferred stocks will be. On the one hand, if the economy continues to strengthen and there's more upward pressure on interest rates, preferreds could continue to struggle. On the other hand, there are some crosscurrents that could forestall any additional interest rate hikes beyond those the market currently anticipates. Chief among those offsetting factors are higher interest rates themselves, which, coupled with high energy prices, may slow consumer spending. In addition, the positive effects of last year's income tax cuts and home loan refinancing are behind us, which may limit consumption going forward. As for utility common stocks, we remain optimistic about their prospects. The utility companies' improving financial health should continue to catch the eye of investors looking for high dividend-paying stocks.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Citigroup followed by an up arrow with the phrase "Solid performer due to high quality and tax advantages." The second listing is Dominion Resources followed by an up arrow with the phrase "Rising energy prices help boost financial performance." The third listing is Aquila followed by a down arrow with the phrase "Lingering problems with energy trading causes concern."]

"The Fed has indicated that
 it is leaning toward future
 rate increases."


This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. The team's statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The Fund normally will invest at least 25% of its managed assets in securities of companies in the utilities industry. Such an investment concentration makes the Fund more susceptible than a more broadly diversified fund to factors adversely affecting the utilities industry. Sector investing is subject to greater risks than the market as a whole.

1 As a percentage of the Fund's portfolio on July 31, 2004.

 FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
July 31, 2004

This schedule is divided into three main categories: common stocks, preferred stocks and short-term investments. Common and preferred stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


Issuer                                                                                                    Shares           Value
Common stocks 44.20%                                                                                                 $47,078,194
(Cost $53,825,979)

Electric Utilities 39.27%                                                                                             41,827,329
Alliant Energy Corp.                                                                                     127,420       3,301,452
Ameren Corp.                                                                                              30,000       1,340,700
Aquila, Inc. (I)                                                                                         154,000         505,120
CH Energy Group, Inc.                                                                                    112,900       4,967,600
Dominion Resources, Inc.                                                                                  47,500       3,014,350
DTE Energy Co.                                                                                           116,900       4,695,873
Duke Energy Corp.                                                                                         58,000       1,247,000
Energy East Corp.                                                                                        194,000       4,725,840
NiSource, Inc.                                                                                            44,000         910,800
NSTAR                                                                                                     79,000       3,697,200
OGE Energy Corp.                                                                                           5,200         129,428
Progress Energy, Inc.                                                                                     28,000       1,179,920
Progress Energy, Inc. (Contingent Value Obligation) (B) (I)                                               35,000          12,600
Public Service Enterprise Group, Inc.                                                                     16,000         624,000
Puget Energy, Inc.                                                                                       112,800       2,436,480
Sierra Pacific Resources (I)                                                                             254,000       2,087,880
TECO Energy, Inc.                                                                                        143,700       1,853,730
WPS Resources Corp.                                                                                       60,400       2,771,756
Xcel Energy, Inc.                                                                                        136,000       2,325,600

Gas Utilities 4.93%                                                                                                    5,250,480
KeySpan Corp.                                                                                            102,000       3,670,980
Peoples Energy Corp.                                                                                      40,500       1,579,500

Integrated Telecommunications Services 0.00%                                                                                 385
Touch America Holdings, Inc. (I)                                                                          77,000             385

See notes to
financial statements.


6


FINANCIAL STATEMENTS


                                                                                            Credit
Issuer, description                                                                         rating (A)    Shares           Value
Preferred stocks 108.27%                                                                                            $115,318,194
(Cost $116,454,013)

Agricultural Products 2.96%                                                                                            3,150,000
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                             BB+           45,000       3,150,000

Broadcasting & Cable TV 6.20%                                                                                          6,605,336
Shaw Communications, Inc., 8.45%, Ser A (Canada)                                            B+           166,200       4,201,536
Shaw Communications, Inc., 8.50% (Canada)                                                   B+            95,200       2,403,800

Consumer Finance 4.65%                                                                                                 4,954,200
SLM Corp., 6.97%, Ser A                                                                     BBB+          92,000       4,954,200

Diversified Banks 4.85%                                                                                                5,167,600
Bank of America Corp., 6.75%, Ser VI                                                        A-            80,000       4,232,000
Royal Bank of Scotland Group Plc, 5.75%, Ser B
(United Kingdom)                                                                            A             40,000         935,600

Electric Utilities 32.19%                                                                                             34,291,355
Alabama Power Co., 5.20%                                                                    BBB+         210,000       4,998,000
Baltimore Gas & Electric Co., 6.99%, Ser 1995                                               Baa1          10,000       1,061,500
Central Illinois Light Co., 4.64%                                                           Baa2           7,460         611,954
Central Maine Power Co., 4.75%                                                              Baa1          11,015         908,737
Connecticut Light & Power Co., 3.90%, Ser 1949                                              Baa2          26,679         817,879
Duquesne Light Co., 6.50%                                                                   BB+           32,000       1,596,800
Energy East Capital Trust I, 8.25%                                                          BBB-          55,700       1,454,884
Interstate Power & Light Co., 8.375%, Ser B                                                 BBB-          21,800         696,510
Massachusetts Electric Co., 4.76%                                                           BBB+           6,166         543,957
Northern Indiana Public Service Co., 7.50%                                                  BB+           22,845       2,333,046
PSI Energy, Inc., 6.875%                                                                    BBB-          46,000       4,708,100
Public Service Electric & Gas Co., 4.18%, Ser B                                             BB+           40,000       2,820,000
Public Service Electric & Gas Co., 6.92%                                                    BB+            7,000         731,500
Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)                                            CCC+         220,800       5,188,800
South Carolina Electric & Gas Co., 6.52%                                                    Baa1          55,000       5,819,688

Gas Utilities 6.33%                                                                                                    6,738,445
El Paso Tennessee Pipeline Co., 8.25%, Ser A                                                CCC-         146,000       6,200,445
Southern Union Co., 7.55%                                                                   BB+           20,000         538,000

Industrial Conglomerates 1.22%                                                                                         1,296,420
Grand Metropolitan Delaware, L.P., 9.42%, Ser A                                             BBB+          51,000       1,296,420

Integrated Oil & Gas 0.85%                                                                                               906,400
Coastal Finance I, 8.375%                                                                   CCC-          40,000         906,400

See notes to
financial statements.


7


FINANCIAL STATEMENTS


                                                                                            Credit
Issuer, description                                                                         rating (A)    Shares           Value
Integrated Telecommunications Services 0.07%                                                                             $69,640
Touch America Holdings, Inc., $6.875 (I)                                                    BBB-          13,928          69,640

Investment Banking & Brokerage 24.99%                                                                                 26,622,947
Bear Stearns Cos., Inc. (The), 5.49%, Ser G                                                 BBB           61,000       2,845,650
Bear Stearns Cos., Inc. (The), 5.72%, Ser F                                                 BBB           92,000       4,485,000
Citigroup, Inc., 6.231%, Depositary Shares, Ser H                                           A             85,200       4,362,240
J.P. Morgan Chase Capital XII, 6.25%                                                        A-            39,700         975,032
J.P. Morgan Chase & Co., 6.625%, Depositary Shares, Ser H                                   A-            60,000       3,150,000
Lehman Brothers Holdings, Inc., 5.67%, Depositary Shares, Ser D                             BBB+         147,950       6,879,675
Lehman Brothers Holdings, Inc., 5.94%, Ser C                                                BBB+          28,100       1,345,990
Merrill Lynch & Co., Inc., 9.00%, Depositary Shares, Ser A                                  A-            98,000       2,579,360

Oil & Gas Exploration & Production 14.94%                                                                             15,908,421
Anadarko Petroleum Corp., 5.46%, Depositary Shares                                          BBB-          52,300       4,876,975
Apache Corp., 5.68%, Depositary Shares, Ser B                                               BBB           47,550       4,725,281
Devon Energy Corp., 6.49%, Ser A                                                            BBB-          50,000       5,175,000
Nexen, Inc., 7.35% (Canada)                                                                 BBB-          44,100       1,131,165

Regional Banks 5.16%                                                                                                   5,492,630
HSBC USA, Inc., $2.8575                                                                     A1           108,550       5,492,630

Trucking 3.86%                                                                                                         4,114,800
AMERCO, 8.50%, Ser A                                                                        CCC+         162,000       4,114,800


                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate            (000)          Value
Short-term investments 3.67%                                                                                          $3,912,871
(Cost $3,912,871)

Commercial Paper 3.67%                                                                                                 3,912,871
ChevronTexaco Corp., 08-02-04                                                              1.190%         $3,913       3,912,871

Total investments 156.14%                                                                                           $166,309,259

Other assets and liabilities, net (56.14%)                                                                          ($59,794,949)

Total net assets 100.00%                                                                                            $106,514,310

See notes to
financial statements.

FINANCIAL STATEMENTS

Notes to Schedule of Investments

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(B) This security is fair-valued in good faith under procedures established by the Board of Trustees.

(I) Non-income-producing security.

(S) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,150,000 or 2.96% of net assets as of July 31, 2004.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

PORTFOLIO
CONCENTRATION

July 31, 2004

This table shows the
percentages of the
Fund's investments
aggregated by
various industries.

Industry distribution                    Value as a percentage of net assets
----------------------------------------------------------------------------
Agricultural Products                                                  1.90%
Broadcasting & Cable TV                                                3.97
Consumer Finance                                                       2.98
Diversified Banks                                                      3.11
Electric Utilities                                                    45.78
Gas Utilities                                                          7.21
Industrial Conglomerates                                               0.78
Integrated Oil & Gas                                                   0.54
Integrated Telecommunications Services                                 0.04
Investment Banking & Brokerage                                        16.00
Oil & Gas Exploration & Production                                     9.57
Regional Banks                                                         3.30
Short-Term Investments                                                 2.35
Trucking                                                               2.47

Total investments 1                                                  100.00%

1 As a percentage of the Fund's portfolio on July 31, 2004.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

July 31, 2004

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows the
value of what the
Fund owns, is due
and owes. You'll
also find the net
asset value for each
common share.

Assets
Investments at value (cost $174,192,863)                         $166,309,259
Cash                                                                      189
Dividends receivable                                                  507,140
Other assets                                                           34,240

Total assets                                                      166,850,828

Liabilities
Payable to affiliates
Management fees                                                       112,590
Other                                                                  21,111
Other payables and accrued expenses                                   105,786

Total liabilities                                                     239,487

Dutch Auction Rate Transferable Securities preferred shares
(DARTS), at value, unlimited number of shares of beneficial
interest authorized with no par value, 600 shares issued,
liquidation preference of $100,000 per share                       60,097,031

Net assets
Common shares capital paid-in                                     113,277,359
Accumulated net realized loss on investments                         (801,964)
Net unrealized depreciation of investments                         (7,883,604)
Accumulated net investment income                                   1,922,519

Net assets applicable to common shares                           $106,514,310

Net asset value per common share
Based on 8,344,700 shares of beneficial interest
outstanding -- unlimited number of shares
authorized with no par value                                           $12.76

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
July 31, 2004

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains for the
period stated.

Investment income
Dividends                                                          $9,826,998
Interest                                                               42,453

Total investment income                                             9,869,451

Expenses
Investment management fees                                          1,345,374
Administration fees                                                   252,258
DARTS auction fees                                                    160,000
Federal excise tax                                                     92,983
Professional fees                                                      50,006
Custodian fees                                                         36,842
Transfer agent fees                                                    36,603
Printing                                                               25,776
Registration and filing fees                                           23,962
Miscellaneous                                                          19,017
Trustees' fees                                                         10,337

Total expenses                                                      2,053,158

Net investment income                                               7,816,293

Realized and unrealized gain

Net realized gain on investments                                      159,828
Change in net unrealized appreciation (depreciation)
of investments                                                      4,175,481

Net realized and unrealized gain                                    4,335,309

Distributions to DARTS                                               (673,278)

Increase in net assets from operations                            $11,478,324

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment gains
and losses and
distributions,
if any, paid to
shareholders.
                                                     Year          Year
                                                    ended         ended
                                                  7-31-03       7-31-04
Increase in net assets
From operations

Net investment income                          $8,196,124    $7,816,293
Net realized gain (loss)                         (501,282)      159,828
Change in net unrealized
appreciation (depreciation)                     7,511,003     4,175,481
Distributions to DARTS                           (880,197)     (673,278)

Increase in net assets resulting
from operations                                14,325,648    11,478,324

Distributions to common shareholders
From net investment income                     (8,111,048)   (8,111,049)

Net assets
Beginning of period                            96,932,435   103,147,035

End of period 1                              $103,147,035  $106,514,310


1 Includes accumulated net investment income of $2,801,818 and $1,922,519, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS



COMMON SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                           7-31-00     7-31-01     7-31-02     7-31-03     7-31-04
Per share operating performance
Net asset value,
beginning of period                                     $14.01      $12.66      $13.82      $11.62      $12.36
Net investment income 1                                   1.24        1.18        1.12        0.98        0.94
Net realized and unrealized
gain (loss) on investments                               (1.31)       1.27       (2.20)       0.84        0.51
Distributions to DARTS                                   (0.31)      (0.32)      (0.15)      (0.11)      (0.08)
Total from
investment operations                                    (0.38)       2.13       (1.23)       1.71        1.37
Less distributions to
common shareholders
From net investment income                               (0.97)      (0.97)      (0.97)      (0.97)      (0.97)
Net asset value,
end of period                                           $12.66      $13.82      $11.62      $12.36      $12.76
Per share market value,
end of period                                           $11.19      $12.66      $11.13      $12.40      $12.45
Total return at market value 2 (%)                        9.51       22.53       (5.06)      20.79        8.31

Ratios and supplemental data
Net assets applicable to common shares,
end of period (in millions)                               $106        $115         $97        $103        $107
Ratio of expenses to
average net assets 3 (%)                                  1.91        1.87        1.94        2.03        1.90
Ratio of net investment income
to average net assets 4 (%)                               9.63        8.57        8.44        8.35        7.23
Portfolio turnover (%)                                      24          26          17           5           7

Senior securities
Total value of DARTS outstanding
(in millions)                                              $60         $60         $60         $60         $60
Involuntary liquidation preference
per unit (in thousands)                                   $100        $100        $100        $100        $100
Average market value
per unit (in thousands)                                   $100        $100        $100        $100        $100
Asset coverage per unit 5                             $273,324    $290,681    $254,633    $271,743    $275,341

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

Notes to Financial Highlights

1 Based on the average of shares outstanding.

2 Assumes dividend reinvestment.

3 Ratios calculated on the basis of expenses relative to the average net assets for common shares. Without the exclusion of preferred shares, the ratio of expenses would have been 1.23%, 1.23%, 1.26%, 1.26% and 1.22%, respectively.

4 Ratios calculated on the basis of net investment income relative to the average net assets for common shares. Without the exclusion of preferred shares, the ratio of net investment income would have been 6.18%, 5.63%, 5.48%, 5.18% and 4.65%, respectively.

5 Calculated by subtracting the Fund's total liabilities from the Fund's total assets and dividing such amount by the number of DARTS outstanding, as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

See notes to
financial statements.

NOTES TO
STATEMENTS

Note A
Accounting policies

John Hancock Patriot Global Dividend Fund (the "Fund") is a diversified closed-end management investment company registered under the Investment Company Act of 1940.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. The Fund determines the net asset value of the common shares each business day.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $617,550 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: July 31, 2011 -- $573,041 and July 31, 2012 -- $44,509.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to common and preferred shareholders from net investment income and net realized gains on the ex-dividend date. During the years ended July 31, 2003, and July 31, 2004, the tax character of distributions paid was as follows: ordinary income in the amount of $8,991,245 and $8,784,327, respectively. As of July 31, 2004, the components of distributable earnings on a tax basis included $1,956,228 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.80% of the Fund's average weekly net asset value plus the value attributable to the preferred shares (collectively, "managed assets").

The Fund has an administrative agreement with the Adviser under which the Adviser oversees the custodial, auditing, valuation, accounting, legal, stock transfer and dividend disbursing services and maintains Fund communications with the shareholders. The Fund pays the Adviser a monthly administration fee at an annual rate of 0.15% of the Fund's average weekly managed assets. The compensation for the year amounted to $252,258. The Fund also paid the Adviser the amount of $992 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

Common shares

The Fund had no common shares transactions during the two years ended July 31, 2003, and July 31, 2004.

Dutch Auction Rate Transferable Securities preferred shares

The Fund issued 600 shares of Dutch Auction Rate Transferable Securities preferred shares ("DARTS") on October 16, 1992, in a public offering. The underwriting discount was recorded as a reduction of the capital of common shares.

Dividends on the DARTS, which accrue daily, are cumulative at a rate that was established at the offering of the DARTS and has been reset every 49 days thereafter by an auction. Dividend rates on DARTS ranged from 0.97% to 1.42% during the year ended July 31, 2004. Accrued dividends on DARTS are included in the value of DARTS on the Fund's Statement of Assets and Liabilities.

The DARTS are redeemable at the option of the Fund, at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The DARTS are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the DARTS, as defined in the Fund's by-laws. If the dividends on the DARTS shall remain unpaid in an amount equal to two full years' dividends, the holders of the DARTS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the DARTS and the common shareholders have equal voting rights of one vote per share, except that the holders of the DARTS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the DARTS and common shareholders.

Note D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended July 31, 2004, aggregated $11,032,477 and $11,551,284, respectively.

The cost of investments owned at July 31, 2004, including short-term investments, for federal income tax purposes, was $174,377,280. Gross unrealized appreciation and depreciation of investments aggregated $9,055,608 and $17,123,629, respectively, resulting in net unrealized depreciation of $8,068,021. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note E
Reclassification of accounts

During the year ended July 31, 2004, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $190, an increase in accumulated net investment income of $88,735 and a decrease in capital paid-in of $88,925. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of July 31, 2004. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, and book and tax differences in accounting for deferred compensation and federal excise tax. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.

AUDITORS'
REPORT

Report of Deloitte
& Touche LLP,
Independent
Registered Public
Accounting Firm

To The Board of Trustees and Shareholders of John Hancock
Patriot Global Dividend Fund,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Patriot Global Dividend Fund (the "Fund") as of July 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 10, 2004

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended July 31, 2004.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended July 31, 2004, 100.00% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2004.

Shareholders will be mailed a 2004 U.S. Treasury Department Form
1099-DIV in January 2005. This will reflect the total of all distributions that are taxable for calendar year 2004.

Investment objective and policy

The Fund's investment objective is to provide a high level of current income, consistent with modest growth of capital, for holders of its common shares of beneficial interest. The Fund will pursue its objective by investing in a diversified portfolio of dividend-paying preferred and common stocks of domestic and foreign issuers, as well as debt obligations, with the Fund investing only in U.S.-dollar-denominated securities.

The Fund's non-fundamental investment policy, which became effective October 15, 1994, stipulates that preferred stocks and debt obligations in which the Fund will invest will be rated investment-grade (at least "BBB" by S&P or "Baa" by Moody's) at the time of investment or will be preferred stocks of issuers of investment-grade senior debt, some of which may have speculative characteristics or, if not rated, will be of comparable quality as determined by the Adviser. The Fund will invest in common stocks of issuers whose senior debt is rated investment-grade or, in the case of issuers that have no rated senior debt outstanding, whose senior debt is considered by the Adviser to be of comparable quality. This policy supersedes the requirement that at least 80% of the Fund's total assets consist of preferred stocks and debt obligations rated "A" or higher and dividend paying common stocks whose issuers have senior debt rated "A" or higher.

On November 20, 2001, the Fund's Trustees approved the following investment policy investment restriction change, effective December 15, 2001. Under normal circumstances, the Fund will invest at least 80% of its assets in dividend-paying securities. The "Assets" are defined as net assets, including the liquidation preference amount of the DARTS, plus borrowings for investment purposes. The Fund will notify shareholders at least 60 days prior to any change in this 80% investment policy.

By-laws

On December 16, 2003, the Trustees approved the following change to the Fund's by-laws. The auction preferred shares section of the Fund's by-laws was changed to update the rating agency requirements in keeping with recent changes to the agencies' basic maintenance reporting requirements for leveraged closed-end funds. By-laws now require an independent accountants' confirmation only once per year, at the Fund's fiscal year end, and changes to the agencies' basic maintenance reporting requirements that include modifications to the eligible assets and their respective discount factors. These revisions bring the Fund's by-laws in line with current rating agency requirements.

In November 2002, the Board of Trustees adopted several amendments to the Fund's by-laws, including provisions relating to the calling of a special meeting and requiring advance notice of shareholder proposals or nominees for Trustee. The advance notice provisions in the by-laws require shareholders to notify the Fund in writing of any proposal that they intend to present at an annual meeting of shareholders, including any nominations for Trustee, between 90 and 120 days prior to the first anniversary of the mailing date of the notice from the prior year's annual meeting of shareholders. The notification must be in the form prescribed by the by-laws. The advance notice provisions provide the Fund and its Trustees with the opportunity to thoughtfully consider and address the matters proposed before the Fund prepares and mails its proxy statement to shareholders. Other amendments set forth the procedures that must be followed in order for a shareholder to call a special meeting of shareholders. Please contact the Secretary of the Fund for additional information about the advance notice requirements or the other amendments to the by-laws.

Dividend reinvestment plan

The Fund offers its shareholders a Dividend Reinvestment Plan (the "Plan"), which offers the opportunity to earn compounded yields. Each holder of common shares will automatically have all distributions of dividends and capital gains reinvested by Mellon Investor Services, as Plan Agent for the common shareholders (the "Plan Agent"), unless an election is made to receive cash. Holders of common shares who elect not to participate in the Plan will receive all distributions in cash, paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

The Plan Agent serves as agent for the holders of common shares in administering the Plan. After the Fund declares a dividend or makes a capital gain distribution, the Plan Agent will, as an agent for the participants, receive the cash payment and use it to buy common shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. The Fund will not issue any new shares in connection with the Plan.

Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The cost per share of the shares purchased for each participant's account will be the average cost, including brokerage commissions, of any shares purchased on the open market. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent's Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received prior to dividend record dates; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan, as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

The Plan Agent maintains each shareholder's account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan Agent will hold common shares in the account of each Plan participant in non-certificated form in the name of the participant. Proxy material relating to the shareholders' meetings of the Fund will include those shares purchased, as well as shares held pursuant to the Plan.

The reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions. Participants under the Plan will receive tax information annually. The amount of dividend to be reported on the 1099-DIV should be the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid, subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan Agent after at least 90 days' written notice to all shareholders of the Fund. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938 (telephone 1-800-852-0218).

Shareholder communication and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660
Telephone 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Shareholder meeting

On March 18, 2004, the Annual Meeting of the Fund was held to elect three Trustees and to ratify the actions of the Trustees in selecting independent auditors for the Fund.

Proxies covering 8,028,432 shares of beneficial interest were voted at the meeting. The common shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified (there were no current nominees for election by the preferred shareholders), with the votes tabulated as follows:

                                                 WITHHELD
                                FOR             AUTHORITY
---------------------------------------------------------------
Patti McGill Peterson           7,952,637          75,315
Steven Pruchansky               7,966,230          61,722
Norman H. Smith                 7,955,885          72,067

The common and preferred shareholders also ratified the Trustees' selection of Deloitte & Touche LLP as the Fund's independent auditors for the fiscal year ending July 31, 2004, with the votes tabulated as follows: 7,958,318 FOR, 26,808 AGAINST and 43,306 ABSTAINING.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


Independent Trustees

Name, age                                                                                                       Number of
Position(s) held with fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
Charles L. Ladner, 2 Born: 1938                                                             1992                49
Independent Chairman (since 2004); Chairman and Trustee, Dunwoody Village,
Inc. (retirement services) (until 2003); Senior Vice President and Chief
Financial Officer, UGI Corporation (Public Utility Holding Company) (retired
1998); Vice President and Director for AmeriGas, Inc. (retired 1998);
Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History
Association (since 2001).

James F. Carlin, Born: 1940                                                                 1992                29
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since
1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc.
(since 1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance
Agency, Inc. (since 1996); Director and Treasurer, Rizzo Associates (until
2000); Chairman and CEO, Carlin Consolidated, Inc. (management/investments)
(since 1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999);
Trustee, Massachusetts Health and Education Tax Exempt Trust (since 1993);
Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual
(insurance) (until 2000), HealthPlan Services, Inc. (until 1999), Flagship
Healthcare, Inc. (until 1999), Carlin Insurance Agency, Inc. (until 1999);
Chairman, Massachusetts Board of Higher Education (until 1999).

William H. Cunningham, Born: 1944                                                           1995                29
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies (until
2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (since 2000), STC Broadcasting,
Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc. (since 2001),
Adorno/ Rogers Technology, Inc. (since 2001), Pinnacle Foods Corporation
(since 2001), rateGenius (since 2001), Jefferson-Pilot Corporation
(diversified life insurance company) (since 1985), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001),
ClassMap.com (until 2001), Agile Ventures (until 2001), LBJ Foundation (until
2000), Golfsmith International, Inc. (until 2000), Metamor Worldwide (until
2000), AskRed.com (until 2001), Southwest Airlines (since 2000) and Introgen
(since 2000); Advisory Director, Q Investments (since 2000); Advisory
Director, Chase Bank (formerly Texas Commerce Bank -- Austin) (since 1988),
LIN Television (since 2002) and WilTel Communications (since 2002).


24


Independent Trustees (continued)
Name, age                                                                                                       Number of
Position(s) held with fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee

Ronald R. Dion, Born: 1946                                                                  1998                29
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, Boston Stock Exchange; Director, BJ's
Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee,
Emmanuel College.

John A. Moore, 2 Born: 1939                                                                 2002                30
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Chief Scientist, Sciences
International (health research) (until 2003); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

Patti McGill Peterson, 2 Born: 1943                                                         2002                30
Executive Director, Council for International Exchange of Scholars (since
1998); Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1997); President Emerita of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (electric utility); Director,
Ford Foundation, International Fellowships Program (since 2002); Director,
Lois Roth Endowment (since 2002); Director, Council for International
Educational Exchange (since 2003); and Advisory Board, UNCF, Global
Partnerships Center (since 2002).

Steven Pruchansky, Born: 1944                                                               1992                29
Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC
(real estate) (since 2001); Director, First Signature Bank & Trust Company
(until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Norman H. Smith, Born: 1933                                                                 1992                29
Lieutenant General, United States Marine Corps; Deputy Chief of Staff for
Manpower and Reserve Affairs, Headquarters Marine Corps; Commanding
General III Marine Expeditionary Force/3rd Marine Division (retired 1991).

John P. Toolan, 2 Born: 1930                                                                1993                29
Director, The Smith Barney Muni Bond Funds, The Smith Barney Tax-Free
Money Funds, Inc., Vantage Money Market Funds (mutual funds), The
Inefficient-Market Fund, Inc. (closed-end investment company); Chairman,
Smith Barney Trust Company of Florida (retired 1991); Director, Smith
Barney, Inc., Mutual Management Company and Smith Barney Advisers, Inc.
(investment advisers) (retired 1991); Senior Executive Vice President, Director and member of the Executive Committee, Smith Barney, Harris Upham & Co.,
Incorporated (investment bankers) (until 1991).


25



Non-Independent Trustees 3

Name, age                                                                                                       Number of
Position(s) held with fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
James A. Shepherdson, Born: 1952                                                            2004                49
President and Chief Executive Officer
Executive Vice President, Manulife Financial Corporation; Chairman,
Director, President and Chief Executive Officer, John Hancock Advisers,
LLC and The Berkeley Group; Chairman, Director, President and Chief
Executive Officer, John Hancock Funds, LLC; Chairman, President,
Director and Chief Executive Officer, Sovereign Asset Management
Corporation ("SAMCorp"); President, John Hancock Retirement
Services, John Hancock Life Insurance Company (until 2004); Chairman,
Essex Corporation (until 2004); Co-Chief Executive Officer, MetLife
Investors Group (until 2003); Senior Vice President, AXA/Equitable
Insurance Company (until 2000).


Principal officers who are not Trustees

Name, age
Position(s) held with fund                                                                                      Officer
Principal occupation(s) and                                                                                     of fund
directorships during past 5 years                                                                               since
Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

William H. King, Born: 1952                                                                                     1992
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1992
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.

  The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

  The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.


26
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27
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28
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For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone           On the Fund's Web site     On the SEC's Web site

1-800-225-5291     www.jhfunds.com/proxy      www.sec.gov

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and
dividend disburser

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660

Transfer agent for DARTS

Deutsche Bank Trust
Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent registered
public accounting firm

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Stock symbol

Listed New York Stock
Exchange:
PGD

For shareholder assistance refer to page 23


How to contact us

Internet                   www.jhfunds.com

Mail                       Regular mail:
                           Mellon Investor Services
                           85 Challenger Road
                           Overpeck Centre
                           Ridgefield Park, NJ 07660

Phone                      Customer service representatives    1-800-852-0218
                           Portfolio commentary                1-800-344-7054
                           24-hour automated information       1-800-843-0090
                           TDD line                            1-800-231-5469

Complete portfolio information is available on our Web site, www.jhfunds.com, or upon request by calling 1-800-225-5291 and on a quarterly basis 60 days after the end of the fiscal quarter.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-852-0218
1-800-843-0090 EASI-Line
1-800-231-5469 (TDD)

www.jhfunds.com

---------------
PRESORTED
STANDARD
U. S. POSTAGE
PAID
MIS
---------------


P400A  7/04
       9/04

 ITEM 2.  CODE OF ETHICS.

As of the end of the period, July 31, 2004, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant's annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $29,750 for the fiscal year ended July 31, 2003 and $31,250 for the fiscal year ended July 31, 2004. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services
There were no audit-related fees during the fiscal year ended July 31, 2003 and fiscal year ended July 31, 2004 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning ("tax fees") amounted to $2,100 for the fiscal year ended July 31, 2003 and $2,250 for the fiscal year ended July 31, 2004. The nature of the services comprising the tax fees was the review of the registrant's income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees
The all other fees billed to the registrant for products and services provided by the principal accountant were $24,800 for the fiscal year ended July 31, 2003 and $4,000 for the fiscal year ended July 31, 2004. There were no other fees during the fiscal year ended July 31, 2003 and July 31, 2004 billed to control affiliates for products and services provided by the principal accountant. The nature of the services comprising the all other fees was related to the principal accountant's report on the registrant's Eligible Asset Coverage. These fees were approved by the registrant's audit committee.

(e) (1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended July 31, 2003 and July 31, 2004 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant's principal accountant, for the fiscal year ended July 31, 2004, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $147,600 for the fiscal year ended July 31, 2003, and none for the fiscal year ended July 31, 2004.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:
Charles L. Ladner
Dr. John A. Moore
Patti McGill Peterson
John P. Toolan

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

See attached Exhibit "Proxy Voting Policies and Procedures".

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may
recommend nominees to the registrant's Board of Trustees.   A copy of the
procedures is filed as an exhibit to this Form N-CSR. See attached
"John Hancock Funds - Administration Committee Charter".

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Proxy Voting Policies and Procedures are attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter".

(c)(3) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(4) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Global Dividend Fund


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:  September 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
    -------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:  September 27, 2004

By:
    -----------------------
    Richard A. Brown
    Senior Vice President and Chief Financial Officer